RELATED PARTY TRANSACTIONS - Accrued expenses and other current liabilities (Details) ¥ in Thousands, £ in Thousands, $ in Thousands			6 Months Ended			12 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 31, 2023 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Apr. 30, 2022 USD ($)
RELATED PARTY TRANSACTIONS
Amount recorded as inventories			$ 385,200			$ 265,190		$ 22,703
Amounts due to related parties			31,792			25,193		12,523
Short-term lease cost			1,431		$ 2,901	4,288		2,595		$ 847
Related party
RELATED PARTY TRANSACTIONS
Cash consideration	$ 22,296	£ 18,055
Accrued expenses and other current liabilities			230,993			289,845		183,216
Related party | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			2,723			1,605		2,952
Distribution agreement amount payable						23,047
Deposits included in other non-current liabilities - related parties			0			23,047
Related party | Purchase of products and services
RELATED PARTY TRANSACTIONS
Purchases			521,836		264,440	852,623		44,347		14,259
Cost of goods sold			326,187		118,714	549,893		839		331
Amount recorded as inventories			15,599			248,331
Related party | Purchase of products and services | BEV lifestyle models
RELATED PARTY TRANSACTIONS
Amount recorded as inventories			166,318			248,331
Related party | Purchase of products and services | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Related parties for purchase			413,779			340,419
Related party | Purchase of products and services | Accrued expenses and other current liabilities | Sports cars
RELATED PARTY TRANSACTIONS
Related parties for purchase						27,660
Related party | Purchase of products and services | Accrued expenses and other current liabilities | BEV lifestyle models
RELATED PARTY TRANSACTIONS
Related parties for purchase								8,684
Related party | Purchase of products and services | Accounts Payable
RELATED PARTY TRANSACTIONS
Related parties for purchase						340,419		5,770
Related party | Purchase of products and services | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Amount recorded as inventories						27,660		21,880
Related party | Purchase of products and services for R&D activities
RELATED PARTY TRANSACTIONS
Purchases			38,311		40,348	134,721		167,012		47,442
Related party | Purchase of products and services for R&D activities | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			207,487			217,256		162,942
Related party | Purchase of equipment and software
RELATED PARTY TRANSACTIONS
Purchases						11,223		42,798		6,255
Payments of expense by related party on behalf of group			530		3,943
Related party | Purchase of equipment and software | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			4,897			19,786		8,366
Related party | Purchase of R&D equipment and software
RELATED PARTY TRANSACTIONS
Purchases			530		3,943	11,223		42,798		6,255
Related party | Purchase of show cars for exhibition
RELATED PARTY TRANSACTIONS
Deposits received from related party				¥ 0	3		¥ 251		¥ 1,584	0
Deposits included in other non-current liabilities - related parties						1,634					¥ 1,548	¥ 1,634		$ 1,584
Related party | Purchase of show cars for exhibition | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties						168		0			¥ 216		¥ 168
Related party | Staff salary, social welfare and other travel expenses
RELATED PARTY TRANSACTIONS
Payments of expense by related party on behalf of group						14,514		2,952
Related party | Staff salary, social welfare and other travel expenses | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			3,316		8,308	14,514		2,952
Related party | Short-term lease
RELATED PARTY TRANSACTIONS
Short-term lease cost			474		$ 63	765		347		$ 243
Related party | Short-term lease | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			$ 71			$ 323		$ 272